COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF MINIMUM LEASE PAYMENTS

Future minimum annual lease payments and a reconciliation to the Company’s operating lease liability under the Company’s noncancelable operating lease as of September 30, 2024 are as follows:

2024 (remaining)	$25,806
2025 (lease ends October 31, 2025)	86,862
Total minimum lease payments	112,668
Less: amount representing interest	(4,679)
Present value of operating lease liability	107,989
Less: current portion	(103,982)
Operating lease liability, net of current portion	$4,007

Future minimum annual lease payments and a reconciliation to the Company’s operating lease liability under the Company’s noncancelable operating lease as of December 31, 2023 are as follows:

2024	$101,705
2025	86,862
Total minimum lease payments	188,567
Less: amount representing interest	(13,514)
Present value of operating lease liability	175,053
Less: current portion	(101,705)
Operating lease liability, net of current portion	$73,348